Significant accounting policies	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Significant accounting policies

2.         Significant accounting policies

The main accounting policies applied in the preparation of these consolidated financial statements of the Company are set out below. These policies have been consistently applied to all periods presented, unless otherwise stated. The financial statements are for the group consisting of Vitru and its subsidiaries.

2.1.       Basis of preparation

The consolidated financial statements of the Company have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and disclose all (and only) the applicable significant information related to the financial statements, which is consistent with the information utilized by Management in the performance of its duties.

The financial statements have been prepared under the historical cost convention, except for share-based compensation, which are adjusted to reflect fair value measurement.

The preparation of financial statements requires the use of certain critical accounting estimates. It also requires Management to exercise its judgment in the process of applying the Company's accounting policies.

The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in note 3. Actual results may differ from estimates.

All amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units unless otherwise stated.

2.2.       Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company for the years ended December 31, 2022 and 2021.

The table below list the Company’s subsidiaries:

				Direct and indirect
				interest
Name	Main activities	Location	Investment type	2022	2021
Vitru Brasil Empreendimentos, Participações e Comércio S.A	Continuing education courses	Florianópolis - SC	Subsidiary	100%	100%
UNIASSELVI - Sociedade Educacional Leonardo da Vinci S/S Ltda	Distance learning, on-campus undergraduate and continuing education courses	Indaial - SC	Subsidiary	100%	100%
Sociedade Educacional do Vale do Itapocu S/S Ltda.	On-campus undergraduate and continuing education courses	Guaramirim - SC	Subsidiary	100%	100%
FAIR Educacional Ltda.	On-campus undergraduate and continuing education courses	Rondonópolis - MT	Subsidiary	100%	100%
FAC Educacional Ltda.	On-campus undergraduate and continuing education courses	Cuiabá - MS	Subsidiary	100%	100%
CESUMAR-Centro de Ensino Superior de Maringá Ltda.	Distance learning, on-campus undergraduate and continuing education courses	Maringá – PR	Subsidiary	100%	—
Rede Enem Serviços de Internet Ltda	Preparatory courses	Florianópolis - SC	Subsidiary	100%	—

The Company consolidates the financial information for all entities it controls. Control is achieved when the Company is exposed to, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

a)     Subsidiaries

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and it ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

When necessary, adjustments are made to the financial statements of subsidiaries in order to bring their accounting policies in line with the Company’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it derecognized the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resulting gain or loss is recognized in the statement of profit or loss.

b)     Joint arrangements

Investments in joint arrangements are classified as either joint operations or joint ventures, depending on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. The Company has only joint operations.

Joint operations

The Company recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses. These have been incorporated in the financial statements under the appropriate headings. Details of the joint operation are set out in Note 2.5.p.

2.3.       Functional and presentation currency

The items included in the consolidated financial statements are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The financial statements are presented in Brazilian Reais (R$), which is the Company’s functional currency and the Company’s presentation currency.

Transactions and balances

Foreign currency transactions are initially recorded by each entity in the Company at their respective functional currency spot rates at the date the transaction is recognized. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the functional currency spot rates at the end of each reporting period are recognized in the income statement. Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transaction. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

2.4.       Current versus non-current classification

The Company presents assets and liabilities in the statement of financial position based on current/non- current classification.

An asset is current when it is:

●	Expected to be realized or intended to be sold or consumed in the normal operating cycle;
●	Held primarily for the purpose of trading;
●	Expected to be realized within twelve months after the reporting period; or
●	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

●	It is expected to be settled in the normal operating cycle;
●	It is held primarily for the purpose of trading;
●	It is due to be settled within twelve months after the reporting period; or
●	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

2.5.       Summary of accounting policies

a)          Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either: (i) in the principal market for the asset or liability; or (ii) in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
●	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
●	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re- assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

At each reporting date, the Company analyzes the movements in the values of assets and liabilities which are required to be remeasured or re-assessed as per the Company’s accounting policies. For this analysis, the Company verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

The Company also compares the change in the fair value of each asset and liability with relevant external sources to determine whether the change is reasonable.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.

b)          Financial instruments—initial recognition and measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

i.           Financial assets

Initial recognition and measurement

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income (“OCI”), it needs to give rise to cash flows that are “solely payments of principal and interest (SPPI)” on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified as: financial assets at amortized cost or financial assets at fair value through profit or loss.

Financial assets at amortized cost

The Company measures financial assets at amortized cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in the statement of profit or loss when the asset is derecognized, modified or impaired.

The Company’s financial assets at amortized cost mainly includes ‘Cash and cash equivalents’, ‘Short-term investments’ and ‘Trade receivables’.

The Company reclassifies financial assets only when its business approach for managing those assets changes.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit and loss (“FVPL”) include held for trading financial assets designated upon initial recognition at FVPL, or financial assets mandatorily required to be measured at fair value. At the balance sheet date there are no financial assets measured at FVPL.

Financial assets are classified as fair value through profit and loss if they either fail the contractual cash flow test or in the Company’s business model are acquired for the purpose of selling or repurchasing in the near term. Financial assets may be designated at FVPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at FVPL are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of income. The net gain or loss recognized in the statement of income includes any dividend or interest earned on the financial asset. At the balance sheet date there are no financial assets measured at FVPL.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s statement of financial position) when:

●	The rights to receive cash flows from the asset have expired; or
●	The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

Impairment of financial assets

Further disclosures relating to impairment of financial assets are also provided in the following notes:

●	Significant accounting estimates and assumptions — Note 2.
●	Trade receivables — Note 9.

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and the cash flows the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes an allowance for credit losses based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Company considers a financial asset in default when contractual payments are 365 days past due. In certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before considering any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

ii.          Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss or amortized cost, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of amortized cost, net of directly attributable transaction costs.

The Company’s financial liabilities include trade payables, loans and financing lease liabilities, Payables from acquisition of subsidiaries and share-based compensation.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at FVPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as at FVPL.

Financial liabilities are considered as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes financial instruments entered by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9 — Financial Instruments.

Gains or losses on liabilities at fair value through PL are recognized in the statement of profit or loss.

Financial liabilities designated upon initial recognition at FVPL are designated at the initial date of recognition, and only if the criteria in IFRS 9 — Financial Instruments are satisfied. The Company has designated its financial liability related to share-based compensation as at FVPL.

Amortized cost

After initial recognition, interest-bearing financial liabilities are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in the statement of profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as financial expenses in the statement of profit or loss.

The Company’s financial liabilities at amortized cost include trade payables, loans and financing, lease liabilities, prepayments from costumers and payables from acquisition of subsidiaries.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

c)          Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at banks and on hand, and short-term financial investments with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.

For the purpose of the statement of cash flows, cash and cash equivalents consist of cash, bank deposits and short-term highly liquid financial investments, as they are readily convertible to known amounts of cash, subject to an insignificant risk of changes in value and considered an integral part of the Company’s cash management.

d)          Prepaid expenses

Prepaid expenses are recognized as an asset in the statement of financial position. These expenditures include prepaid software licenses, insurance premiums and prepaid vacations to employees.

e)          Indemnification assets

When the selling shareholders of acquired entities have contractually agreed to indemnify the Company for amounts that may become payable in respect of lawsuits pertaining to the period under their responsibility, indemnification assets are recorded to the proportion of the respective provision. Subsequent changes in the amount recognized for the indemnification asset may occur in relation to the provision for contingencies, according to changes in the range of outcomes or the assumptions used to develop the estimate of the liability at the time of the acquisition.

f)           Leases

The group leases offices, buildings and equipment. Rental contracts are typically made for fixed periods of 1 to 20 years but may have extension options.

Contracts may contain both lease and non-lease components. The group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. However, for leases of real estate for which the group is a lessee, it has elected not to separate lease and non-lease components and instead accounts for these as a single lease component.

Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

To determine the incremental borrowing rate, the Company:

●	where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received.
●	uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk when the individual lessee does not have recent third-party financing; and
●	makes adjustments specific to the lease, e.g. term, country, currency and security.

The group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of use assets are subject to impairment.

g)          Non-current assets (or disposal groups) held for sale

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, which are specifically exempt from this requirement.

An impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non- current asset (or disposal group) is recognized at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet.

The group has no disposal groups that are component classified as held for sale and representing a separate major line of business or geographical area of operations that qualify as a discontinued operation.

h)          Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation. Historical cost includes acquisition, formation or construction cost. Historical cost also includes financial expenses related to the acquisition of qualifying assets.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with these costs will flow to the Company and they can be measured reliably. The carrying amount of the replaced items or parts is derecognized. All other repairs and maintenance are charged to the statement of profit or loss during the financial period in which they are incurred.

Land is not depreciated. Depreciation of other assets is calculated using the straight-line method to reduce their cost to their residual value over their estimated useful lives, as follows:

Annual average rate
Buildings	4%
IT equipment	20%
Furniture, fittings and facilities	10%
Leasehold improvements	4% - 10%
Library	10%

An asset’s carrying amount is immediately written down to the recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. Gains and losses on disposals are determined by comparing the amounts of sales with the carrying amounts and are recognized within “Other income (expenses)” in the statement of profit or loss.

The Company annually reviews the useful lives and residual value of its assets. Based on review completed for December 31, 2022, the Company concluded that the depreciation rates used are consistent with its operations and that there are no changes to residual value of assets.

i)           Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

●	fair values of the assets transferred;
●	liabilities incurred to the former owners of the acquired business;
●	equity interests issued by the Company;
●	fair value of any asset or liability resulting from a contingent consideration arrangement; and
●	fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date.

Acquisition-related costs are expensed as incurred.

The excess of the

●	consideration transferred or to be transferred;
●	amount of any non-controlling interest in the acquired entity; and
●	acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration, when applicable, is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognized in profit or loss.

j)           Intangible assets

Computer programs (software) and internal project development

Computer software licenses are capitalized and amortized under the straight-line method over their useful lives.

Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Company are recognized as intangible assets when the following criteria are met:

●	It is technically feasible to complete the software/project so that it will be available for use or sale;
●	Management intends to complete the software/project and to use it or sell it;
●	The software/project may be sold or used;
●	Future benefits associated with the software can be demonstrated;
●	Adequate technical, financial and other resources are available to complete the design, and for the use or sale of the software/project; and
●	The expenses attributable to the software/project during its development can be measured reliably.

Directly attributable costs that are capitalized as part of the software/project product include the software/project development employee costs and an appropriate portion of relevant overheads.

Other development expenditures that do not meet these criteria are recognized as an expense as incurred. Development costs previously recorded as an expense are not recognized as an asset in a subsequent period.

Computer software and project development costs recognized as assets are amortized using the straight-line method over their estimated useful lives. The average estimated useful lives of the software is 5 years and project development costs are 4 years.

Trademarks and licenses

Trademarks and licenses acquired in a business combination are recognized at fair value at the acquisition date. Subsequently, trademarks and licenses with a finite useful life are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method to allocate the cost over their estimated useful lives.

Goodwill

Goodwill is measured as the positive difference between the amount paid or payable and the net fair value of the acquiree’s assets and liabilities and other equity instruments that are acquired/ exchanged. In the case of a bargain purchase, the excess of the net fair value of acquiree’s assets and liabilities over the purchase price is recognized in the statement of profit or loss at the acquisition date.

Goodwill is tested annually or more frequently if events or changes in circumstances indicate a potential impairment and carried at cost less accumulated impairment losses, which are not reversed. Gains and losses on disposal of an entity include the carrying amount of the goodwill on the entity disposed of.

Contractual customer relationships

Contractual customer relationships acquired in a business combination are recognized at fair value at the acquisition date. The contractual customer relations have a finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method over the expected life of the customer relationship, estimated at 4 years (See note 1.2).

Operation licenses for digital education

Digital education licenses correspond to the right to operate digital education in a given municipality, with authorization from the Ministry of Education, and in order to obtain such rights, an institution must meet a number of requirements, where the academic and physical infrastructure is assessed. Accordingly, this has been identified and allocated to the Company’s business combination and was assessed as having an indefinite useful life, since as from the time such a license is granted the likelihood of losing it is virtually nil.

Operation licenses for digital education are tested annually or more frequently if events or changes in circumstances indicate a potential impairment and carried at cost less accumulated impairment losses, which are not reversed (See note 1.2).

Teaching/learning materials — TLM

TLMs acquired in a business combination are recognized at fair value at the acquisition date. The TLMs have a finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method over the expected life of the use of the TLM at classes, estimated at 5 years (See note 1.2).

Non-compete agreements

Non-compete agreements acquired in a business combination are recognized at fair value at the acquisition date. The non-compete agreements have a finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method over the expected life of the non-compete agreement, estimated at 5 years (See note 1.2).

k)          Impairment of non-financial assets

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Company bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Company’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.

Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash-generating units or groups of cash-generating units that are expected to benefit from the business combination and licenses with indefinite useful lives in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, being the operating segments.

Impairment losses of continuing operations are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of profit or loss.

Goodwill is tested for impairment annually as at December 31 and when circumstances indicate that the carrying value may be impaired.

Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Intangible assets with indefinite useful lives are tested for impairment annually as at December 31 at the CGU level, as appropriate, and when circumstances indicate that the carrying value may be impaired.

l)           Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business also includes amounts related to tuition fees to be transferred to hub partners as described in note 2.5.p. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. These amounts are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

m)         Provision for contingencies

Provisions for losses related to legal and administrative proceedings involving labor, tax and civil matters are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the liability, and the amount can be reliably estimated.

Provisions are measured at the present value of the expenditures expected to be required to settle the liability, using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the time elapsed is recognized as interest expense.

n)          Labor and social obligations

Labor and social obligations are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

o)          Share-based payments

The Company offers its managers and executives employee share schemes for the granting of share options issued by the Company, which can be settled either by delivering equity instruments (equity- settled transactions) or by payments in cash (cash-settled transactions).

Equity-settled transactions

The cost of equity-settled transactions with employees is measured by the fair value at the date options are granted by using an appropriate valuation model. Cost is recognized as an employee benefits expense, with a corresponding increase in equity (other capital reserves) The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of options, but the likelihood of the conditions being met is assessed as part of the Company’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an option, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an option and lead to an immediate expensing of an option unless there are also service and/or performance conditions.

No expense is recognized for options that do not ultimately vest because non-market performance and/or service conditions have not been met. Where options include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

The relevant services period may commence prior to the grant date. In this situation, the Company estimates the grant date fair value of the equity instruments for the purposes of recognizing the services received during the period between service commencement date and grant date. Once the grant date has been established, the entity revises the earlier estimate so that the amounts recognized for services received is ultimately based on the grant date fair value of the equity instruments.

Any proceeds received as a result of an exercise price, net of any directly attributable transaction costs, are credited directly to equity, as a capital increase for the issuance of new shares of the Company or a deduction of treasury shares when available.

Cash-settled transactions

A liability is recognized for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognized as an employee benefits expense. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The fair value is determined using an appropriate valuation model. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transactions.

At the balance sheet date, the Company revises its estimates of liability fair value (for the cash-settled transactions) and of the number of options whose rights are to be vested based on the established non- market vesting and service conditions (for both equity and cash-settled transactions). The impact of revising initial estimates, if any, is recognized in the statement of profit or loss prospectively. The significant judgments, estimates and assumptions regarding share-based payments are described further in Note 2. Refer to Note 20 for detailed information relating to these share schemes.

p)          Revenue from contracts with customers

The Company’s revenue consists primarily of tuition fees charged for digital education undergraduate courses, on-campus undergraduate courses and continuing education courses. The Company also generates revenue from student fees and certain education-related activities.

Revenue from tuitions is recognized over time when services are rendered to the customer and the Company satisfies its performance obligation under the contract at an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those services. Revenues from tuitions are recognized net of scholarships from government programs (Note 2.5.s), cancelations (Note 9) and other discounts, refunds and taxes

Other revenues consists mainly of operational activities performed under the demand of the customers, such as the revenue on application of additional exams (substitute exams or vacation courses), transfer of localization, services of issuance of certificates and fines on contractual cancellation, and are recognized at a point in time when the service is rendered to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for the service. Other revenues are presented net of the corresponding discounts, returns and taxes.

Trade receivables

Trade receivables represent the Company’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in Financial instruments—initial recognition and subsequent measurement.

Prepayments from customers

Prepayments from customers (a contract liability) are the obligation to transfer services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer, as a result of pre-paid tuition received from students and is recognized separately in current liabilities, when the payment is received. Prepayments from customers are recognized as revenue when the Company performs all obligations related to the contract, generally in the following month.

Joint operations with hub partners

A hub is a local operating unit that can be owned by the Company or third parties (hub partners) and has the responsibility for offering to students the necessary structure in terms of audiovisual resources, library and information technology, to support the digital education courses.

The contractual agreement between the Company and each hub partner is a joint operation and establishes the rights of each hub partner on the related revenues and obligations for the related expenses. In this sense, the revenue from digital education and related accounts receivable are recognized only to the portion of the Company’s right to the jointly revenue. As a result, when the Company receives the student’s monthly tuition fee in whole, an obligation to the hub partner is accrued under trade payables.

q)          Financial results

Financial income is recognized based on the time elapsed, using the effective interest rate method. When a loss is identified in relation to trade receivables, the carrying amount is reduced to its recoverable amount, which corresponds to the estimated future cash flows, discounted at the original effective interest rate of the instrument. Subsequently, as time elapses, interest rates are incorporated into trade receivables, matched against financial income. This financial income is calculated by the same effective interest rate used to calculate the recoverable amount, i.e., the original rate of trade receivables.

Financial expenses include interest expenses on financial liabilities, such as interests accrued on loans and financing, payables from acquisition of subsidiaries and lease liabilities.

Financial results also includes gains and losses associated with transactions denominated in foreign currencies.

r)           Earnings per share

Basic earnings per share is calculated by dividing:

●	the profit attributable to owners of the company, excluding any costs of servicing equity other than ordinary shares
●	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares.

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account:

●	the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and
●	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

s)          Taxes

Cayman Islands laws currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty or withholding tax applicable to the Company or to any holder of ordinary shares. Therefore, taxes are comprised of taxation over operations in Brazil, as follows:

Tax incentives

The higher education companies maintained by the Company are part of the University for All Program — ProUni, which establishes, through Law 11,096, dated January 13, 2005, exemption from certain federal taxes for post-secondary education institutions that provide in exchange full and partial scholarships to a certain number of low-income students enrolled in traditional undergraduate and technological undergraduate programs. The following federal taxes are included in the exemption:

●	Income taxes: Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”)
●	Contributions on revenue: Social Integration Program tax (Programa de Integração Social or “PIS”) and the Social Contribution on Revenues tax (Contribuição para o Financiamento da Seguridade Social, or “COFINS”)

Current income taxes

Income taxes in Brazil are comprised of IRPJ and CSLL. According to Brazilian tax law, income taxes and social contribution are assessed and paid by each legal entity and not on a consolidated basis. Income tax of each entity is calculated based on income, adjusted to taxable income by the additions and exclusions provided for in legislation.

Current income taxes were calculated based on the criteria established by the Normative Instruction of the Brazilian Internal Revenue Service, specifically regarding the PROUNI program, which allows exemption of these taxes from traditional and technological graduation activities.

The ProUni program benefit for income taxes is based on a fixed percentage of approved scholarships granted by the federal government to students upon each student's request and is deducted from tuition gross revenue during the entire duration of such student's undergraduate studies (regardless of the tuition fee set out in the service contract) and as long as the student continues to comply with the scholarship requirements imposed by the government for each semester during the undergraduate course. The Company recognizes the economic benefits from the ProUni scholarships as tax deductions, as applicable.

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income taxes

Deferred income tax and social contribution are recognized, using the liability method, on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred taxes are not accounted for if they arise from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects either accounting nor taxable profit or loss.

Deferred tax assets are recognized only to the extent it is probable that future taxable profit will be available against which the temporary differences and/or tax losses can be utilized. In accordance with the Brazilian tax legislation, loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.

Deferred tax is provided on temporary differences arising on investments in subsidiaries, except for a deferred tax liability where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and liabilities are presented net in the statement of financial position when there is a legally enforceable right and the intention to offset them upon the calculation of current taxes, generally when related to the same legal entity and the same jurisdiction. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.

Sales and other taxes

Revenues, expenses and assets are recognized net of sales tax, except:

●	When the sales taxes incurred on the purchase of goods or services are not recoverable from tax authorities, in which case the sales tax is recognized as part of the cost of acquiring the asset or expense item, as applicable.
●	When the amounts receivable or payable are stated with the amount of sales taxes included.

The net amount of sales taxes, recoverable or payable to the tax authority, is included as part of receivables or payables in the statement of financial position, and net of corresponding revenue or cost / expense, in the statement of profit or loss.

Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

PIS and COFINS are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Company’s customers and recognized as deductions to gross revenue against tax liabilities, as we are acting as tax withholding agents on behalf of the tax authorities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Recoverable taxes and are offset on a monthly basis against Taxes payable and presented net, as the amounts are due to the same tax authority. PIS and COFINS are contributions calculated on two different regimes according to Brazilian tax legislation: cumulative method and non-cumulative method.

The regulation of PROUNI defines that the revenue from traditional and technological under-graduation courses are exempt from PIS and COFINS. For income from other teaching activities, PIS and COFINS are charged based on the cumulative method at rates of 0.65% and 3.00%, respectively, and for non-teaching activities, PIS and COFINS are charged based on the non-cumulative method at rate of 1.65% and 7.6%, respectively.

ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Company’s customers for the services the Company renders. These are recognized as deductions to gross revenue against tax liabilities, as the Company acts as agent collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%.

INSS is a social security charge levied on wages paid to employees

2.6.       Changes in accounting policies and disclosures

New standards, interpretations and amendments adopted by the Group.

There were no changes to international accounting standards in 2022.

New standards and interpretations not yet adopted.

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

●IFRS 17 (including the June 2020 amendments to IFRS 17) – Insurance Contracts
●	Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
●Amendments to IAS 1 – Classification of Liabilities as Current or Non-current
●Amendments to IFRS 3 – Reference to the Conceptual Framework
●Amendments to IAS 16 Property, Plant and Equipment – Proceeds before Intended Use
●Amendments to IAS 37 Onerous Contracts – Cost of Fulfilling a Contract
●	Annual Improvements to IFRS Standards 2018-2020 Cycle – Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IFRS 16 Leases, and IAS 41 Agriculture
●Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies
●Amendments to IAS 8 – Definition of Accounting Estimates
●	Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction.

These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.